Segment information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 47,665,674	$ 58,829,900
Cleaning [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,224,108	2,333,883
Purification & Deodorization [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	37,562,996	32,548,426
Barbecue Charcoal - domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	191,798	8,352,756
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	553,693	3,579,471
EDLC Carbon [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	5,705,202	11,387,102
Barbecue Charcoal - international [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,427,877	$ 628,262